Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income - Loss/(Gain)	₨ 76	₨ (49)	₨ (18)
Actuarial loss/ (gain) arising from financial assumptions	749	73	(296)
Actuarial loss/ (gain) arising from demographic assumptions	227	(40)	(54)
Actuarial loss/ (gain) arising from experience adjustments	194	(266)	(454)
Defined benefit plan actuarial (gains)/ losses	₨ 1,246	₨ (282)	₨ (822)